POST RETIREMENT BENEFIT PLAN - Expected benefit payments, net of participant contributions (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2013	$ 266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
Expected future benefit payments, total	$ 3,328